4900 Tiedeman Road, 4th Floor • Brooklyn, OH 44144 • 877-660-4400 • vcm.com

July 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference: USAA Mutual Funds Trust

       1933 Act File No. 033-65572
       1940 Act File No. 811-7852

Dear Sir or Madam,

Pursuant to Rule 497(e) of the Securities Act of 1933, the aforementioned Registrant hereby submits for filing interactive data relating to the supplement filed with the Securities and Exchange Commission on July 11, 2019, under Rule 497(e) (Accession No. 0001683863-19-001651) to the USAA Nasdaq-100 Index Fund prospectus dated July 1, 2019.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(e).

Sincerely,

/s/ Erin G. Wagner

Erin Wagner

Secretary

USAA Mutual Funds Trust